Share-Based Payment (Details) - Schedule of share-based payment	12 Months Ended
Dec. 31, 2022 USD ($)
Share-Based Payment (Details) - Schedule of share-based payment [Line Items]
Type of arrangement	Employee share options
Grant date	2022.2.23
Quantity granted (Units)	$ 274,682	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Share-Based Payment (Details) - Schedule of share-based payment [Line Items]
Type of arrangement	Employee share options
Grant date	2017.1.1
Quantity granted (Units)	$ 106,300	[1]
Contract period	5 years
Vesting conditions	Note 2
Emolyee Share Option One [Member]
Share-Based Payment (Details) - Schedule of share-based payment [Line Items]
Type of arrangement	Employee share options
Grant date	2018.1.1
Quantity granted (Units)	$ 34,000	[1]
Contract period	5 years
Vesting conditions	Note 2
Emolyee Share Option Two [Member]
Share-Based Payment (Details) - Schedule of share-based payment [Line Items]
Type of arrangement	Employee share options
Grant date	2019.1.1
Quantity granted (Units)	$ 186,000	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option Three [Member]
Share-Based Payment (Details) - Schedule of share-based payment [Line Items]
Type of arrangement	Employee share options
Grant date	2021.10.5
Quantity granted (Units)	$ 207,412	[1]
Contract period	5 years
Vesting conditions	Note 3
Employee Share Option Four [Member]
Share-Based Payment (Details) - Schedule of share-based payment [Line Items]
Type of arrangement	Employee share options
Grant date	2021.10.5
Quantity granted (Units)	$ 113,524	[1]
Contract period	5 years
Vesting conditions	Note 2

[1]	On the Closing Date, with capital recapitalization as provided in Note 23, each outstanding share option was converted with the conversion ratio approximately of 4.82 share options.